Deposits - Schedule of Deposits (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Schedule of Deposits [Abstract]
Non-interest bearing checking accounts	$ 11,805	$ 15,428
Interest bearing transaction accounts
Checking accounts	17,567	16,749
Savings Accounts	43,001	39,221
Money market demand deposits	5,615	8,169
Total interest bearing transaction accounts	66,183	64,139
Total demand, transaction and passbook deposits	77,988	79,567
Certificates of deposit	199,575	176,572
Total deposits	$ 277,563	$ 256,139